ORGANIZATION - FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents		¥ 106,708		¥ 134,924		$ 16,401
Accounts receivable (net of allowance for doubtful accounts of RMB63,266 and RMB80,612 (US$12,390) as of December 31, 2016 and 2017, respectively)		161,043		190,587		24,752
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		81,301		63,921	¥ 54,638	12,496	$ 9,825
Prepaid expenses and other current assets		212,984		70,502		32,734
Total current assets		1,064,491		1,735,143		163,608
Non-current assets:
Long term investments		30,148		34,159		4,634
Long term deposits and other non-current assets		8,651		36,525		1,330
Total non-current assets		541,544		70,684		83,234
Current liabilities:
Accounts payable		367,924		301,569		56,549
Accrued employee benefits		44,465		46,233		6,834
Accrued expenses and other current liabilities		39,282		35,549		6,038
Other payables		1,254,375		30,674		192,794
Income tax payable		34,087		13,924		5,239
Liabilities for uncertain tax positions		44,250		10,020		6,801
Amounts due to subsidiaries held for sale		737		18,063		113
Current portion of capital lease obligations		42,735		72,851		6,568
Deferred government grant		13,000		13,000		1,998
Total current liabilities		1,887,363		1,893,188		290,082
Non-current liabilities:
Non-current portion of capital lease obligations		1,421		43,951		218
Deferred government grant		6,580		11,208		1,012
Total non-current liabilities		219,579		55,159		33,749
Net revenues
Net loss		(371,166)	$ (57,048)	(914,253)	(88,735)
Net cash provided by/(used in) operating activities		(99,041)	(15,220)	(187,180)	770,476
Net cash used in investing activities		(89,295)	(13,725)	(202,390)	(432,349)
Net cash used in financing activities		149,007	22,902	(84,645)	(106,797)
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents		27,113		64,909		4,167
Accounts receivable (net of allowance for doubtful accounts of RMB63,266 and RMB80,612 (US$12,390) as of December 31, 2016 and 2017, respectively)		76,359		115,774		11,736
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		80,162		63,921		12,390
Prepaid expenses and other current assets		45,007		51,205		6,917
Amounts due from inter-companies	[1]	185,801		8,209		28,557
Total current assets		334,280		240,097		51,377
Non-current assets:
Long term investments		10,103		10,503		1,553
Long term deposits and other non-current assets		7,345		36,470		1,129
Total non-current assets		17,448		46,973		2,682
TOTAL ASSETS		351,728		287,070		54,059
Current liabilities:
Short-term borrowings		9,960		29,311		1,531
Accounts payable		353,133		298,231		54,276
Accrued employee benefits		32,783		36,159		5,039
Accrued expenses and other current liabilities		29,728		9,386		4,569
Other payables		15,547		16,693		2,389
Income tax payable		6,268		6,121		963
Liabilities for uncertain tax positions		4,187		4,689		644
Amounts due to inter-companies	[1]	499,375		281,400		76,753
Amounts due to subsidiaries held for sale	[2]	737		12,606		113
Current portion of capital lease obligations		42,735		72,614		6,568
Deferred government grant		13,000		13,000		1,998
Total current liabilities		1,007,453		780,210		154,843
Non-current liabilities:
Non-current portion of capital lease obligations		1,421		43,951		218
Deferred government grant		6,581		11,208		1,011
Total non-current liabilities		8,002		55,159		1,229
Total liabilities		1,015,455		835,369		$ 156,072
Net revenues
-Third party customers		479,012	73,623	658,475	1,048,454
-Inter-companies		342,035	52,570	321,161	234,333
Net loss		(88,547)	(13,609)	(627,544)	(2,503)
Net cash provided by/(used in) operating activities		173,626	26,686	(294,338)	398,301
Net cash used in investing activities		(20,822)	(3,200)	(13,708)	(81,448)
Net cash used in financing activities		¥ (55,864)	$ (8,586)	¥ (53,798)	¥ (31,539)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
[2]	Information with respect to subsidiaries held for sale is discussed in Note 10.